Financial assets at fair value through profits or loss (Tables)	6 Months Ended
Dec. 31, 2024
Financial assets at fair value through profits or loss
Summary of financial asset at fair value through profits or loss

	December 31,	June 30,
	2024	2024
	US$	US$
As at the beginning of financial period/year	247,826	259,114
Fair value gain in profit or loss (Note 19)	16,064	(11,288)
As at the end of financial period/year	263,890	247,826